Consolidated Statements of Profit or Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 35,153,190	$ 37,648,782		$ 38,571,080
Cost of sales	(31,084,833)	(31,374,098)		(33,928,496)
Gross profit	4,068,357	6,274,684		4,642,584
Provision for and write off of withholding taxes receivable	(190,038)	(1,722,762)
Selling, distribution and administrative expenses	(7,582,043)	(6,674,472)		(4,753,566)
Operating loss	(3,703,724)	(2,122,550)		(110,982)
Other income, net	285,220	52,956		160,168
Foreign exchange (losses) gains, net	(1,821,175)	68,924		985,829
Finance costs	(984,843)	(898,748)		(886,465)
Loss (Profit) before income tax	(6,224,522)	(2,899,418)		148,550
Provision for income tax benefit (expense)	732,868	(242,837)		(88,473)
Net (loss) profit for the year	(5,491,654)	(3,142,255)		60,077
Less: net loss (profit) attributable to non-controlling interests	9,727	16,231		(6,042)
Net (loss) profit attributable to equity holders of the Company	$ (5,481,927)	$ (3,126,024)		$ 54,035
(Loss) Earnings per share
Basic and diluted loss attributable to the equity holders of the Company (in Dollars per share)	$ (0.31)	$ (0.18)		$ 0
Weighted average number of shares used in computation:
Basic and diluted (in Shares)	17,537,238	17,224,232	[1]	16,666,663	[1]

[1]	Giving retroactive effect to the reverse split on August 20, 2021.